Earnings Per Share Attributable To Shareholders - Schedule of Earnings Per Share Attributable To Shareholders (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Numerator:
Net income	$ 898	$ 1,769	$ 1,670
Denominator:
Weighted average number of ordinary shares used in computing net income per share	11,686,301	11,250,000	11,250,000